Accounts payables and accrued liabilities (Details) - CAD ($) $ in Millions	Mar. 31, 2024	Apr. 02, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 57.6	$ 60.1
Accrued liabilities	73.5	82.4
Employee benefits	38.6	21.9
Derivative financial instruments	1.9	3.3
ASPP liability (note 18)	0.0	20.0
Other payables	6.1	7.9
Accounts payable and accrued liabilities	$ 177.7	$ 195.6